Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Antidilutive stock options to purchase common shares	99,204,100	10,483,100	99,204,100	10,483,100